Summary of significant accounting policies (Tables)	12 Months Ended
Jun. 30, 2023
Significant Accounting Policies [Abstract]
Disclosure Of Retrospective Changes For Cash Flows
The retrospective changes in the comparative periods can be summarized as follows:

	2022
	Originally presented	Effects of Change in classification	After change in classification
Acquisition of subsidiary, net of cash acquired	(213,212)	14,907	(198,305)
Acquisition of non-controlling interests	(34,351)	34,351	—
Net cash flows used in investing activities	(293,951)	49,258	(244,693)
Acquisition of non-controlling interests	—	(34,351)	(34,351)
Net cash flows provided by financing activities	333,470	(34,351)	299,119
Interest paid on acquisition of subsidiary	—	(14,907)	(14,907)
Net cash flows from operating activities	(244,564)	(14,907)	(259,471)

	2021
	Originally presented	Effects of Change in classification	After change in classification
Acquisition of subsidiary, net of cash acquired	(283,171)	2,797	(280,374)
Acquisition of non-controlling interests	(79,493)	79,493	—
Net cash flows used in investing activities	(393,362)	82,290	(311,072)
Acquisition of non-controlling interests	—	(79,493)	(79,493)
Net cash flows provided by financing activities	640,499	(79,493)	561,006
Interest paid on acquisition of subsidiary	—	(2,797)	(2,797)
Net cash flows from (used) in operating activities	53,824	(2,797)	51,027